Income Taxes - Summary of components of the current and deferred tax expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Major components of tax expense (income) [abstract]
Current tax expense	$ 450	$ 443	$ 63
Deferred tax expense (recovery)
Origination and reversal of temporary differences	(5,972)	(11,705)	(7,796)
Change in unrecognized deductible temporary differences	5,943	11,705	7,796
Total deferred tax expense (recovery)	(29)	0	0
Total current and deferred tax expense	$ 421	$ 443	$ 63